Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Nov. 30, 2022	May 31, 2022
Statement of Financial Position [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 20,259	$ 19,481
Debt Instrument, Unamortized Discount	$ 48,830	$ 6,889
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Shares Issued	200	200
Preferred Stock, Shares Outstanding	200	200
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000,000	50,000,000,000
Common Stock, Shares, Issued	756,612,000	16,189,732
Common Stock, Shares, Outstanding	756,612,000	16,189,732